LOANS FOR CAPITAL LEASE BUSINESS - Additional Information (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Bank Loan [Member]
Within 1 year	$ 338,763	$ 13,345,068
Between 1 to 2 years	0	351,506
Between 2 to 3 years	0
Between 3 to 4 years	0
Between 4 to 5 years	0
Beyond 5 years	0
Long-term Debt	338,763	13,696,574
Notes Payable, Other Payables [Member]
Within 1 year	377,393	4,382,920
Between 1 to 2 years	0	391,590
Between 2 to 3 years	0
Between 3 to 4 years	0
Between 4 to 5 years	0
Beyond 5 years	0
Long-term Debt	$ 377,393	$ 4,774,510